Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure Of changes in Financial Liabilities, level 3 fair value - Subsidiary Preferred Shares and Convertible Notes
Subsidiary Preferred Shares Liability and Subsidiary Convertible Notes
The following table summarizes the changes in the Group’s subsidiary preferred shares and convertible note liabilities measured at fair value, which were categorized as Level 3 in the fair value hierarchy:

	Subsidiary Preferred Shares $000s	Subsidiary Convertible Notes $000s
Balance at January 1, 2019	217,519	9,333
Value at issuance	51,048	1,607
Conversion to preferred	4,894	(4,894)
Conversion to common	—	(2,418)
Deconsolidation	(207,346)	(5,017)
Change in fair value	33,636	1,389
Finance Costs	1,458	—
Other	(112)	—
Cash distribution	(108)	—
Balance at December 31, 2019 and January 1, 2020	100,989	—
Value at issuance	13,750	25,000
Change in fair value	4,234	—
Balance at December 31, 2020 and January 1, 2021	118,972	25,000
Value at issuance	37,610	2,215
Conversion to subsidiary preferred shares	25,797	(25,797)
Accrued interest – contractual	—	867
Change in fair value	(8,362)	175
Balance at December 31, 2021	174,017	2,461

Financial Instruments, Significant Unobservable inputs, level 3 fair value - Preferred Shares liability	The table below sets out information about the significant unobservable inputs used at December 31, 2021, in the fair value measurement of the Group’s material subsidiary preferred shares liabilities categorized as Level 3 in the fair value hierarchy:

Fair Value at December 31, 2021	Valuation Technique	Unobservable Inputs	Weighted Average	Sensitivity to Decrease in Input
148,796	Market/Asset – PWERM & Hybrid allocation	Estimated time to exit	0.93	Fair value increase
		Discount rate	30.0%
		Volatility	95.0%
11,860	Income – DCF & OPM allocation	Estimated time to exit	2.94	Fair value decrease
		Probability of Success	76.5%
		Discount rate	21.9%	Fair value increase
		Terminal value growth rate	(1.3)%	Fair value decrease
		Volatility	57.1%
13,362	Market – Backsolve & OPM allocation	Estimated time to exit	2.00	Fair value increase
		Volatility	40.0%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [text block]
The following summarizes the sensitivity from the assumptions made by the Company with respect to the significant unobservable inputs which are categorized as Level 3 in the fair value hierarchy and used in the fair value measurement of the Group’s subsidiary preferred shares liabilities (Please refer to Note 15):

Input	Subsidiary Preferred Share Liability
As of December 31, 2021	Sensitivity Range	Financial Liability Increase/(Decrease) $000s
Subsidiary Enterprise Value	-2%	(3,041)
	+2%	3,140
Time to Liquidity	'-6 Months	5,934
	'+6 Months	(6,838)
Volatility	-10%	737
	+10%	(682)
Discount Rate	-5%	10,575
	+5%	(6,068)

Disclosure of changes in assets, level 3 fair value - investments held at fair value [Text Block]
The following table summarizes the changes in the Group’s investments held at fair value, which were categorized as Level 3 in the fair value hierarchy:

$'000s
Balance at January 1, 2019	85,163
Deconsolidation of Vor	12,028
Deconsolidation of Karuna	77,373
Deconsolidation of Gelesis	49,170
Reclass of Karuna to Associate	(118,006)
Gain/(Loss) on changes in fair value	48,867
Issuance of note receivable	6,480

Conversion of note receivable	(6,630)
Balance at December 31, 2019 and January 1, 2020	154,445
Cash purchase of Gelesis preferred shares (please refer to Note 6)	10,000
Cash purchase of Vor preferred shares	1,150
Gain/(Loss) on changes in fair value	41,297
Balance at January 1, 2021 before allocation of associate loss to long-term interest	206,892
Cash purchase of Vor preferred shares	500
Reclassification of Vor from level 3 to level 1	(33,365)
Gain/(Loss) on changes in fair value	65,505
Balance as of December 31, 2021 before allocation of associate loss to long-term interest	239,533
Share of associate loss allocated to long-term interest (please refer to Note 5)	(96,709)
Balance as of December 31, 2021 after allocation of associate loss to long-term interest	142,824

Disclosure of Significant unobservable Inputs - Investments at Fair Value, Assets

Fair Value at December 31, 2021	Valuation Technique	Unobservable Inputs	Weighted Average	Sensitivity to Decrease in Input
238,231	Market – PWERM & Hybrid allocation	Estimated time to exit (*)	0.76	Fair value increase
		Discount rate	20.0%
		Volatility	62.0%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets

Input	Investments Held at Fair Value
As of December 31, 2021	Sensitivity Range	Financial Asset Increase/(Decrease) $000s
Investee Enterprise Value	-2%	(4,559)
	+2%	4,652
Time to Liquidity (*)	'-6 Months	11,828
	'+6 Months	(14,691)
Discount Rate	-5%	3,842
	+5%	(3,408)
(*)    Gelesis investment in preferred shares was excluded from the sensitivity calculation with regard to the time to liquidity as changing the time to liquidity in the Gelesis valuation would result in an unreasonable assumption leading to an unreasonable alternative value considering the circumstances on the financial reporting date.

Disclosure of changes in financial liabilities - Warrants
Warrants
Warrants issued by subsidiaries within the Group are classified as liabilities, as they will be settled in a variable number of preferred shares. The following table summarizes the changes in the Group’s subsidiary warrant liabilities, which were categorized as Level 3 in the fair value hierarchy:

Subsidiary Warrant Liability $000s
Balance at January 1, 2019	13,012
Warrant Issuance	4,706
Gelesis Deconsolidation	(21,611)
Change in fair value	11,890
Balance at December 31, 2019 and January 1, 2020	7,997
Warrant Issuance	92
Change in fair value	117
Balance at December 31, 2020 and January 1, 2021	8,206
Change in fair value - finance costs (income)	(1,419)
Balance at December 31, 2021	6,787

Disclosure of financial liabilities - Warrants, weighted-average assumptions
The table below sets out the weighted average of significant unobservable inputs used at December 31, 2021, with respect to determining the fair value of the Group's warrants categorized as Level 3 in the fair value hierarchy:

Assumption/Input	Warrants
Expected term	1.66
Expected volatility	49.1%
Risk free interest rate	0.7%
Expected dividend yield	—%
Estimated fair value of the preferred share	$2.72

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities, warrants
The following summarizes the sensitivity from the assumptions made by the Company with respect to the significant unobservable inputs which are categorized as Level 3 in the fair value hierarchy and used in the fair value measurement of the Group’s warrant liabilities:

Input	Warrant Liability
As at December 31, 2021	Sensitivity Range	Financial Liability Increase/(Decrease) $000s
Discount Rate used in the calculation of estimated fair value of the preferred share	-5%	8,390
	+5%	(4,222)

Disclosure of Fair Value Measurement and Classification
The fair value of financial instruments by category at December 31, 2021 and 2020:

	2021
	Carrying Amount		Fair Value
	Financial Assets $000s	Financial Liabilities $000s	Level 1 $000s	Level 2 $000s	Level 3 $000s	Total $000s
Financial assets:
Money Markets[1]	432,649	—	432,649	—	—	432,649
Short-term note from associate	15,120	—	—	—	15,120	15,120
Investments held at fair value[2]	493,888	—	254,355	—	239,533	493,888
Trade and other receivables[3]	3,174	—	—	3,174	—	3,174
Total financial assets	944,832	—	687,005	3,174	254,653	944,832
Financial liabilities:
Subsidiary warrant liability	—	6,787	—	—	6,787	6,787
Subsidiary preferred shares	—	174,017	—	—	174,017	174,017
Subsidiary notes payable	—	3,916	—	1,330	2,586	3,916
Share based liability awards	—	7,362	6,081	—	1,281	7,362
Total financial liabilities	—	192,082	6,081	1,330	184,671	192,082
1    Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment grade.
2    Balance prior to share of associate loss allocated to long-term interest (please refer to Note 5).
3    Outstanding receivables are owed primarily by government agencies, virtually all of which are investment grade.

	2020
	Carrying Amount		Fair Value
	Financial Assets $000s	Financial Liabilities $000s	Level 1 $000s	Level 2 $000s	Level 3 $000s	Total $000s
Financial assets:
Money Markets[1]	394,143	—	394,143	—	—	394,143
Investments held at fair value[2]	553,167	—	346,275	—	206,892	553,167
Loans and receivables:
Trade and other receivables[3]	2,558	—	—	2,558	—	2,558
Total financial assets	949,867	—	740,417	2,558	206,892	949,867

Financial liabilities:
Subsidiary warrant liability	—	8,206	—	—	8,206	8,206
Subsidiary preferred shares	—	118,972	—	—	118,972	118,972
Subsidiary notes payable	—	26,455	—	1,330	25,125	26,455
Total financial liabilities	—	153,633	—	1,330	152,303	153,633
1    Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment grade.
2    Balance prior to share of associate loss allocated to long-term interest (please refer to Note 5).
3    Outstanding receivables are owed primarily by corporations and government agencies, virtually all of which are investment grade.